Short-term Borrowings and Long-term Debt (Components of Other Short-term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Short-term Debt [Line Items]
Other short-term borrowings	¥ 7,970,446	¥ 9,358,020
Less unamortized discount	925	292
Other short-term borrowings, net	¥ 7,969,521	¥ 9,357,728
Weighted average interest rate on outstanding balance at end of fiscal year	0.66%	0.36%
Domestic [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 2,889,994	¥ 4,139,518
Domestic [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,080,838	1,177,972
Domestic [Member] | Borrowings from Bank of Japan [Member]
Short-term Debt [Line Items]
Other short-term borrowings	1,499,653	2,662,968
Domestic [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	262,985	256,567
Domestic [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	46,518	42,011
Foreign [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,080,452	5,218,502
Foreign [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Other short-term borrowings	4,675,653	4,906,571
Foreign [Member] | Borrowings from Other Financial Institutions [Member]
Short-term Debt [Line Items]
Other short-term borrowings	216,596	78,849
Foreign [Member] | Short-term Debentures [Member]
Short-term Debt [Line Items]
Other short-term borrowings	5,654	42,608
Foreign [Member] | Other [Member]
Short-term Debt [Line Items]
Other short-term borrowings	¥ 182,549	¥ 190,474